Long-Term Debt, Maturities of Debt Facilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Principal Repayments [Abstract]
Year 1	$ 7,533
Year 2	7,533
Year 3	26,783
Year 4	5,834
Total	$ 47,683